Defined benefit plans (Detail 4.3) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Line Items]
Net defined benefit asset / (liability)	$ 159	$ 293
Swiss defined benefit plans
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Line Items]
Defined benefit obligation from funded plans	44,617	44,922
Defined benefit obligation from unfunded plans	0	0
Plan assets	52,241	54,404
Surplus / (deficit)	7,624	9,482
Net defined benefit asset / (liability)	28	88
Other plans
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Line Items]
Net defined benefit asset / (liability)	$ 131	$ 205